NET REVENUES	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
NET REVENUES
NET REVENUES
Net revenues are as follows:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Cars and spare parts	2,455,955	2,180,045	2,080,228
Engines	373,313	337,924	218,657
Sponsorship, commercial and brand	494,082	488,514	441,128
Other	93,540	98,601	114,356
Total net revenues	3,416,890	3,105,084	2,854,369

Other net revenues primarily include interest income generated by financial service activities and net revenues from the management of the Mugello racetrack.